Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Schedule of Useful Life of Property Plant and Equipment

Category	Useful life in years
Laboratory equipment	5 - 7
Laboratory fixtures and fittings	10
Office - IT tools	2 - 3
Office furniture and equipment	5